Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	¥ 526,619
Provision	323,060
Write-offs	(256,544)
Reversal	(26,619)
Exchange differences on translating foreign operations	7,528
Ending balance	569,508	¥ 526,619
Previously stated [member]
Disclosure of other provisions [line items]
Beginning balance	526,619
Ending balance		526,619
Effect of changes in accounting policy [member]
Disclosure of other provisions [line items]
Beginning balance	(4,536)
Ending balance		(4,536)
Adjusted balance [member]
Disclosure of other provisions [line items]
Beginning balance	522,083
Ending balance		522,083
Product warranties [member]
Disclosure of other provisions [line items]
Provision	247,194	219,575	¥ 198,016
Write-offs	(231,230)
Reversal	(17,596)
Exchange differences on translating foreign operations	7,054
Ending balance	458,482
Product warranties [member] | Previously stated [member]
Disclosure of other provisions [line items]
Beginning balance	457,596
Ending balance		457,596
Product warranties [member] | Effect of changes in accounting policy [member]
Disclosure of other provisions [line items]
Beginning balance	(4,536)
Ending balance		(4,536)
Product warranties [member] | Adjusted balance [member]
Disclosure of other provisions [line items]
Beginning balance	453,060
Ending balance		453,060
Other [member]
Disclosure of other provisions [line items]
Provision	75,866
Write-offs	(25,314)
Reversal	(9,023)
Exchange differences on translating foreign operations	474
Ending balance	111,026
Other [member] | Previously stated [member]
Disclosure of other provisions [line items]
Beginning balance	69,023
Ending balance		69,023
Other [member] | Effect of changes in accounting policy [member]
Disclosure of other provisions [line items]
Beginning balance
Ending balance
Other [member] | Adjusted balance [member]
Disclosure of other provisions [line items]
Beginning balance	¥ 69,023
Ending balance		¥ 69,023